Note 31 - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	2020	2019	January 1, 2019

Trade payables and accruals	1,897	2,825	2,510
Electricity accrual	735	626	4,054
Audit fee	273	370	239
Shareholders for dividend (Non-controlling interest)	208	364	215
Other payables	1,209	582	475
Connemara North - exploration option	300	–	–
Financial liabilities	4,622	4,767	7,493

Production and management bonus accrual - Blanket Mine	467	1,092	–
Other employee benefits	794	546	669
Leave pay	2,098	1,943	1,889
Accruals	683	–	–
Non-financial liabilities	4,042	3,581	2,558
Total	8,664	8,348	10,051